Form N-1A Cover	Nov. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 18, 2025
Prospectus Date	Sep. 30, 2025